SUPPLEMENTAL CASH FLOW INFORMATION (Tables)	6 Months Ended
Jun. 30, 2021
Supplemental Cash Flow Information
SCHEDULE OF CHANGES IN WORKING CAPITAL

Changes in working capital for the six months period ended June 30, 2021 and 2020 are as follows:

(All amounts in table are expressed in thousands of Canadian dollars)

	June 30, 2021	June 30, 2020
(Increase) decrease in accounts receivables	(171)	49
(Increase) in prepaid expenses	(31)	-
Increase (decrease) in trade payables and accrued liabilities	58	183
Total changes in working capital	(144)	232